Segments of Business and Geographic Areas - Schedule of Reportable Business Segments (Details) - Segment	6 Months Ended	12 Months Ended
	Jul. 02, 2023	Jan. 01, 2023
Segment Reporting [Abstract]
Number of business segments	3	3